Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 16. Commitments and Contingencies

Legal Matters

Prime Mover/Strata Litigation

On March 26, 2010, a complaint (as subsequently amended on May 28, 2010 and December 20, 2011) (the “Complaint”) was filed by certain of the Company's shareholders including Prime Mover Capital Partners L.P., Strata Fund L.P., Strata Fund Q.P. L.P., and Strata Offshore Fund, Ltd (collectively, the “Plaintiffs”) in the United States District Court for the Southern District of New York against certain defendants including the Company and certain other of current and former directors and officers. The case number is 12-4393.
On December 18, 2013, the Second Circuit affirmed by Summary Order the District Court’s September 28, 2012 judgment granting the dismissal of the Plaintiffs’ Complaint. Since the Plaintiffs did not request a rehearing of the Summary Order in the permitted time, the civil action was concluded with all claims dismissed against all parties.

Note 17.	Commitments and Contingencies

Leases

The Company currently leases office spaces and warehouse facilities in other locations including Hong Kong, Cambodia and the Philippines and certain office equipment under non-cancelable operating leases with remaining terms in excess of one year.

Future minimum lease payment commitments, net of any sublease proceeds and including scheduled escalation provisions as of December 31, 2013 under the leases were as follows:

	Operating Leases
(amounts in thousands)	Total Payments	Sublease Proceeds	Net Payments
2014	687	(17)	670
2015	625	—	625
2016	73	—	73
2017	—	—	—
2018	—	—	—
Thereafter	—	—	—

Rent expenses on all operating leases were approximately $362,000 and $702,000 for the years ended December 31, 2013 and 2012, respectively.

Legal Matters

Prime Mover/Strata Litigation

On March 26, 2010, a complaint (as subsequently amended on May 28, 2010 and December 20, 2011) (the “Complaint”) was filed by certain of the Company's shareholders including Prime Mover Capital Partners L.P., Strata Fund L.P., Strata Fund Q.P. L.P., and Strata Offshore Fund, Ltd (collectively, the “Plaintiffs”) in the United States District Court for the Southern District of New York against certain defendants including the Company and certain other current and former directors and officers. The case number is 12-4393.

On December 18, 2013, the Second Circuit affirmed by Summary Order the District Court’s September 28, 2012 judgment granting the dismissal of the Plaintiffs’ Complaint. Since the Plaintiffs did not request a rehearing of the Summary Order in the permitted time, the civil action was concluded with all claims dismissed against all parties.